D2 Contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Contingent Liabilities [Abstract]
Summary of Contingent Liabilities
Contingent liabilities
	2019	2018
Contingent liabilities	1,527	1,638
Total	1,527	1,638